Common Stock Options (Schedule Of Stock Option Activity Under Plan) (Parenthetical) (Detail) (USD $)	12 Months Ended
Feb. 02, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends declared per share (dollars per share)	$ 2.02